Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity Registrant Name	ETON PHARMACEUTICALS, INC.
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38738
Entity Tax Identification Number	37-1858472
Entity Address, Address Line One	21925 W. Field Parkway, Suite 235
Entity Address, City or Town	Deer Park
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60010-7278
City Area Code	847
Local Phone Number	787-7361
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ETON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001710340